Basis of preparation and material accounting policies - Additional information (Detail) $ in Thousands			4 Months Ended	7 Months Ended	12 Months Ended
	Jun. 16, 2021	Jan. 01, 2020	Apr. 30, 2022 m³	Apr. 30, 2023 m³	Dec. 31, 2022 USD ($) m³	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2009
Basis of Preparation and Presentation [Line Items]
Percentage of legal reserve to share capital					20.00%	20.00%	20.00%
Prevailing Income tax rates in Argentina and Mexico	35.00%	25.00%			30.00%	30.00%	30.00%
Royalties percentage					12.00%	12.00%	12.00%
Contractual percentage					45.00%
Other receivables From Gas IV plan					$ 3,772	$ 1,729
Gas IV Plan [Member]
Basis of Preparation and Presentation [Line Items]
Paid consideration					3,149	3,660
Other receivables From Gas IV plan					$ 3,772	$ 1,729
Supply of gas | m³			0.15	0.45	51.4
Software Licenses [Member]
Basis of Preparation and Presentation [Line Items]
Amortisation method, intangible assets other than goodwill					3 year
Argentina [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico					35.00%		3.29%	0.86%
Mexico [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico						30.00%	30.00%
Bottom of range [member]
Basis of Preparation and Presentation [Line Items]
Percentage of profit allocated to legal reserve					5.00%
Prevailing Income tax rates in Argentina and Mexico								30.00%
Entre Lomas and Bajada del Palo Oil And Gas Properties [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production									3.00%
Agua Amarga [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production					6.50%
Bajada del Palo and Entre Lomas [Member]
Basis of Preparation and Presentation [Line Items]
Increase in extraordinary canon percentage on production					6.00%